Long-Term Debt And Note Payable To Bank	12 Months Ended
Oct. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt And Note Payable To Bank
Long-term Debt and Note Payable to Bank
The Company has credit facilities consisting of a real estate term loan, as amended (the “Virginia Real Estate Loan”), a supplemental real estate term loan, as amended (the “North Carolina Real Estate Loan”) and a revolving credit facility, as amended (the “Commercial Loan”).
Both the Virginia Real Estate Loan and the North Carolina Real Estate Loan are with Valley Bank, have a fixed interest rate of 4.25% and are secured by a first priority lien on all of the Company’s personal property and assets, except for the Company’s inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper, as well as a first lien deed of trust on the Company’s real property.
Long-term debt as of October 31, 2013 and 2012 consists of the following:

	October 31,
	2013	2012
Virginia Real Estate Loan ($6.5 million original principal) payable in monthly installments of $36,426, including interest (at 4.25%), with final payment of $4,858,220 due April 30, 2018	$5,767,947	$5,952,200
North Carolina Real Estate Loan ($2.24 million original principal) payable in monthly installments of $12,553, including interest (at 4.25%), with final payment of $1,674,217 due April 30, 2018	1,987,723	2,051,219
Total long-term debt	7,755,670	8,003,419
Less current installments	258,628	247,739
Long-term debt, excluding current installments	$7,497,042	$7,755,680

The Commercial Loan provides the Company with a revolving line of credit for the working capital needs of the Company. On August 30, 2013, the Company refinanced and replaced the existing revolving credit facility with SunTrust Bank by entering into a new Commercial Loan with SunTrust Bank. The new Commercial Loan increased the loan limit that the Company may borrow under its line of credit from $6.0 million to $9.0 million, removed the interest rate floor of 3.0% and the unused commitment fee in exchange for a slightly higher interest rate on outstanding balances of LIBOR plus 2.2% (resulting in an interest rate of 2.4% as of October 31, 2013), and extended the maturity date of the new Commercial Loan to August 31, 2015.
Under the terms of the new Commercial Loan, the Company may borrow an aggregate principal amount at any one time outstanding not to exceed the lesser of (i) $9.0 million, or (ii) the sum of 85% of certain receivables aged 90 days or less plus 35% of the lesser of $1.0 million or certain foreign receivables plus 25% of certain raw materials inventory. Within the revolving loan limit of the new Commercial Loan, the Company may borrow, repay, and reborrow, at any time from time to time until August 31, 2015, the extended maturity date of the new Commercial Loan.
Also on August 30, 2013, the Company entered into a Sixth Loan Modification Agreement with Valley Bank to amend the definition of "SunTrust Debt" to provide for the revisions to the Commercial Loan described herein.
Advances under the Commercial Loan (prior to the refinancing of the loan on August 30, 2013) accrued interest at the greater of (x) LIBOR plus 2.0%, or (y) 3.0%. Advances under the new Commercial Loan accrue interest at LIBOR plus 2.2%. Accrued interest on the outstanding principal balance is due on the first day of each month, with all then outstanding principal, interest, fees and costs due at the new Commercial Loan maturity date of August 31, 2015.
The new Commercial Loan is secured by a first priority lien on all of the Company’s inventory, accounts, general intangibles, deposit accounts, instruments, investment property, letter of credit rights, commercial tort claims, documents and chattel paper.
As of October 31, 2013, the Company had $2.5 million of outstanding borrowings on its new Commercial Loan and $6.5 million in available credit. As of October 31, 2012, the Company had outstanding borrowings of $1.0 million on its Commercial Loan and $5.0 million in available credit.
The aggregate maturities of long-term debt for each of the five years subsequent to October 31, 2013 are: $258,628 in fiscal year 2014, $2,769,995 in fiscal year 2015, $280,997 in fiscal year 2016, $294,212 in fiscal year 2017 and $6,651,838 in fiscal year 2018.